Capital and reserves - Summary of pre-tax tax amounts of component of other comprehensive income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Pre-tax
Currency translation differences (including reclassifications), Pre-tax		$ 583		$ 6,973		$ (885)
Cash flow hedges (including reclassifications), pre-tax		637		677		(175)
Costs of hedging (including reclassifications), Pre-tax		(78)		86		(84)
Share of items relating to equity-accounted entities, net of tax, Pre-tax		(192)		402		44
Other, Pre-tax				0		0
Tax
Currency translation differences (including reclassifications), Tax		171		(120)		15
Cash flow hedges (including reclassifications), Tax		(149)		(6)		41
Costs of hedging (including reclassifications), Tax		(32)		17		8
Share of items relating to equity-accounted entities, net of tax, Tax		0		0		0
Other, Tax				(225)		1
Currency translation differences (including reclassifications), Net of tax		754		6,853		(870)
Cash flow hedges (including reclassifications), Net of tax		488		671		(134)
Costs of hedging (including reclassifications), Net of tax		(110)		103		(76)
Share of items relating to equity-accounted entities, net of tax, Net of tax	[1]	(192)		402		44
Other, Net of tax				(225)		1
Pre-tax
Remeasurements of the net pension and other post-retirement benefit liability or asset, Pre-tax	[1]	(2,262)		340		4,416
Other comprehensive income, before tax, gains (losses) on remeasurements of equity instruments		51		0		0
Cash flow hedges that will subsequently be transferred to the balance sheet, Pre-tax	[1]	15		(4)		1
Tax
Remeasurements of the net pension and other post-retirement benefit liability or asset, Tax		758		68		(1,317)
Other comprehensive income, gains (losses) on remeasurements of equity instruments		(13)
Cash flow hedges that will subsequently be transferred to the balance sheet, Tax		0		0		0
Remeasurements of the net pension and other post-retirement benefit liability or asset, Net of tax		(1,504)		408		3,099
Other comprehensive income, net of tax, gains (losses) on remeasurements of equity instruments		38
Costs of hedges that will subsequently be transferred to the balance sheet		15		(4)		1
Other comprehensive income, Pre-tax		(1,246)		8,474		3,317
Other comprehensive income, Tax		735		(266)		(1,252)
Other comprehensive income		$ (511)	[2]	$ 8,208	[1]	$ 2,065	[1]

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.